UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22272

Nuveen California Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund 2 (NCB)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.1% (5.3% of Total Investments)
$ 3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	$ 3,012,135
	Bonds, Series 2005A-1, 5.500%, 6/01/45
	Education and Civic Organizations – 7.1% (7.3% of Total Investments)
500	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	540,380
	2005A, 5.000%, 10/01/25
920	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/19 at 100.00	A2	1,053,142
	2009, 5.500%, 11/01/39
1,965	California State Public Works Board, Lease Revenue Bonds, University of California Department	4/19 at 100.00	A2	2,404,040
	of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23
150	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	172,307
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,535	Total Education and Civic Organizations			4,169,869
	Health Care – 24.1% (24.7% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health	5/19 at 100.00	A–	1,153,490
	Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/19 at 100.00	A	2,290,583
	Series 2009A, 6.000%, 7/01/39
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange	11/19 at 100.00	A	1,240,840
	County, Series 2009A, 6.500%, 11/01/38
850	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	906,687
	of Central California, Series 2007, 5.250%, 2/01/27
700	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AA–	769,335
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
625	5.000%, 3/01/41	3/16 at 100.00	A+	686,438
2,000	5.250%, 3/01/45	3/16 at 100.00	A+	2,199,000
1,500	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA	1,735,080
	2004D, 5.050%, 8/15/38 – AGM Insured
800	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	Baa2	864,776
	Series 2006, 5.000%, 8/01/24
850	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	945,243
	5.500%, 8/01/37
725	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	799,537
	6.000%, 11/01/41
380	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	480,050
	7.500%, 12/01/41
12,330	Total Health Care			14,071,059
	Housing/Multifamily – 1.0% (1.0% of Total Investments)
230	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	257,862
	Series 2010A, 6.400%, 8/15/45
70	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	75,338
	Series 2012A, 5.500%, 8/15/47
250	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	266,365
	Series 2012B, 7.250%, 8/15/47
550	Total Housing/Multifamily			599,565
	Housing/Single Family – 6.4% (6.6% of Total Investments)
1,205	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	BBB	1,245,355
	5.500%, 8/01/38
2,500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 4.625%, 8/01/26	2/16 at 100.00	BBB	2,494,825
	(Alternative Minimum Tax)
3,705	Total Housing/Single Family			3,740,180
	Long-Term Care – 2.1% (2.2% of Total Investments)
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	A–	1,246,520
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	Materials – 1.0% (1.1% of Total Investments)
585	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	607,212
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
	Tax Obligation/General – 9.0% (9.2% of Total Investments)
2,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%,	6/17 at 100.00	A1	2,203,160
	6/01/37 – NPFG Insured
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds,	5/24 at 100.00	AA	1,778,826
	Series 2009B, 0.000%, 5/01/34
1,120	Oakland, California, General Obligation Bonds, Measure DD Series 2009B, 5.250%, 1/15/29	1/19 at 100.00	Aa2	1,281,907
5,220	Total Tax Obligation/General			5,263,893
	Tax Obligation/Limited – 17.8% (18.3% of Total Investments)
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	605,980
	2010A-1, 6.000%, 3/01/35
160	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/13 at 100.00	A–	160,938
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
145	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	149,807
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
1,000	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB+	1,163,210
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
	National City Community Development Commission, California, Tax Allocation Bonds, National
	City Redevelopment Project, Series 2011:
1,135	5.000%, 8/01/16	No Opt. Call	A–	1,238,319
80	6.500%, 8/01/24	8/21 at 100.00	A–	102,060
30	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	35,601
	Project, Series 2011, 6.750%, 9/01/40
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
30	6.000%, 9/01/33	3/13 at 103.00	N/R	30,993
60	6.125%, 9/01/41	3/13 at 103.00	N/R	61,966
240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	265,349
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
95	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	110,989
	2011A, 5.750%, 9/01/30
15	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	17,320
	Area, Series 2011B, 6.500%, 10/01/25
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	8/19 at 100.00	A	1,193,240
	Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	1,727,460
	Improvement Projects, Series 2009A, 5.250%, 4/01/31
15	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	18,217
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
15	7.000%, 8/01/33	2/21 at 100.00	BBB	17,825
15	7.000%, 8/01/41	2/21 at 100.00	BBB	17,595
125	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	128,499
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
585	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	599,139
	Project, Series 2006D, 5.000%, 8/01/22 – AMBAC Insured
25	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	28,155
	7.000%, 10/01/26
500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior	10/13 at 102.00	N/R	515,570
	Lien Refunding Series 2003, 6.250%, 10/01/28
2,000	Westlake Village, California, Certificates of Participation, Financign Project, Series 2009,	6/16 at 100.00	AA+	2,155,200
	5.000%, 6/01/39
40	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	49,065
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
9,310	Total Tax Obligation/Limited			10,392,497
	Transportation – 1.0% (1.0% of Total Investments)
500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/16 at 100.00	A+	561,315
	Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured
	U.S. Guaranteed – 0.2% (0.2% of Total Investments) (4)
80	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/19 at 100.00	A2 (4)	102,426
	2009, 5.500%, 11/01/39 (Pre-refunded 11/01/19)
	Utilities – 14.1% (14.5% of Total Investments)
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	1,436,720
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,800,114
	5.000%, 2/15/17
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	Baa1	2,815,368
	5.250%, 11/01/24
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series	1/19 at 100.00	A+	1,187,810
	2009A, 5.625%, 1/01/29
6,895	Total Utilities			8,240,012
	Water and Sewer – 8.4% (8.6% of Total Investments)
2,000	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	3,382,200
	Bond Trust 2009 17.464%, 2/01/35 (IF) (5)
800	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	5/22 at 100.00	AA–	943,726
	Series 2012A, 5.000%, 11/01/43
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western	8/19 at 100.00	AA	581,160
	Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured
3,300	Total Water and Sewer			4,907,086
$ 50,510	Total Investments (cost $45,577,190) – 97.3%			56,913,769
	Other Assets Less Liabilities – 2.7% (6)			1,554,983
	Net Assets Applicable to Common Shares – 100%			$ 58,468,752

Forward Swaps outstanding at November 30, 2012:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)
Barclays Bank PLC	$1,000,000	Receive	3-Month USD-LIBOR	3.190%	Semi-Annually	4/30/14	4/30/34	$(96,170)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$56,913,769	$ —	$56,913,769
Derivatives:
Forward Swaps**	—	(96,170)	—	(96,170)
Total*	$ —	$56,817,599	$ —	$56,817,599

* Refer to the Fund’s Portfolio of Investments for industry classifications.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/ Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund of November 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instruments	Location	Value	Location	Value
Interest Rate	Swaps			Unrealized depreciation
		—	$ —	on forward swaps	$(96,170)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments (excluding investments in derivatives) was $45,193,681.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$11,720,088
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$11,720,088

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative investments as noted within Investments in Derivatives at August 31, 2012.
(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Interbank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013